Change in Carrying Amount of goodwill By Reportable Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015
Goodwill [Line Items]
Goodwill beginning balance	$ 1,215,688	$ 1,147,374
Acquisitions	29,762	27,833
SPHC reconsolidation		118,713
Translation adjustments	(25,820)	(78,232)
Goodwill ending balance	1,219,630	1,215,688
Industrial Segment
Goodwill [Line Items]
Goodwill beginning balance	467,949	521,528
Acquisitions	18,834	8,504
Translation adjustments	(19,755)	(62,083)
Goodwill ending balance	467,028	467,949
Specialty Segment
Goodwill [Line Items]
Goodwill beginning balance	174,686	50,630
Acquisitions	7,168	8,539
SPHC reconsolidation		118,713
Translation adjustments	(1,759)	(3,196)
Goodwill ending balance	180,095	174,686
Consumer Segment
Goodwill [Line Items]
Goodwill beginning balance	573,053	575,216
Acquisitions	3,760	10,790
Translation adjustments	(4,306)	(12,953)
Goodwill ending balance	$ 572,507	$ 573,053